Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000237818 [Member] | Other Assets in excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237818 [Member] | Preferreds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000237818 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000237818 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000237818 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000237818 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000237820 [Member] | Preferreds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000237820 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237820 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.60%
C000237820 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237820 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000237822 [Member] | Preferreds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000237822 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237822 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237822 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.70%
C000237822 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237822 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%